Subsequent Events (Details) - USD ($)				12 Months Ended
	Apr. 16, 2025	Mar. 25, 2025	Jan. 11, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Promissory note, outstanding				$ 741,303
Loan amount				220,230
Amount in trust account				2,000,000
Promissory Note [Member]
Subsequent Events [Line Items]
Aggegate loan amount				$ 650,000
Loan amount reduced percentage				50.00%
Promissory Note [Member] | Mr. Jiang [Member]
Subsequent Events [Line Items]
Aggegate loan amount				$ 450,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount			$ 316,270
Founder Shares [Member]
Subsequent Events [Line Items]
Excluded founder shares (in Shares)				200,000
Forecast [Member]
Subsequent Events [Line Items]
Number of business days from the date of letter agreement	10 days
Number of business days of the date of clears SEC comments		5 days
Forecast [Member] | Mr. Jiang [Member]
Subsequent Events [Line Items]
Loan amount		$ 229,770
Forecast [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Loan amount	$ 200,000